Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

2 4 .	Related party transactions
For the years ended December 31, 2020, 2021 and 2022, the Group entered into the following material related party transactions:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchase of goods	1,775,600	1,935,511	414,809
Purchase of services	780,050	1,124,708	696,987
Provision of services	44,259	31,345	21,416
Sales of product	102,249	85,718	90,405
Interest income	6,470	6,490	31,753
The goods and services were purchased from or provided to companies either controlled by its shareholders or directors and equity method investees of the Group.
Details of the balances with related parties are as follows:

(a)	Amounts due from related parties, net
Amounts due from related parties as of December 31, 2022 amounted to RMB 670,187, mainly includes RMB106,450 of interest-bearing loans len
t
to Gansu Shan Shan
, which was an equity method investment,
with interest at 3.85% per annum, RMB 516,359 of deposits to VipFubon at 4.95% per annum as shareholder deposits, which are renewed during the year ended December 31,2022, and the remaining of RMB 47,378 mainly includes prepayments related to purchases of goods.
Amounts due from related parties as of December 31, 2021 amounted to RMB637,825, mainly includes RMB 106,450 of interest-bearing loans len
t
to Gansu Shan Shan with interest at 4.35% per annum, RMB498,449 of deposits to VipFubon at 3.85% per annum as shareholder deposits, which the cash transferred was included in other investing activities in cash flow, and the remaining of RMB32,926 mainly includes prepayments related to purchases of goods.
During the year ended December 31, 2021, the loan
amounted to

RMB216,000 with interest rate of 4.35% per annum originated from the Group to Kunshan Baowei was
fully repaid
 in 2021
by receiving of inventories at the carrying value equivalent to the loan amount.

(b)	Amounts due to related parties
Amounts due to related parties as of December 31, 2021 amounted to RMB429,088
, include payables for purchases of goods and other services of RMB357,688 and an interest-free loan of RMB71,400 due from Zhengzhou Shan Shan Outlets for operating use. The outstanding balance as of December 31, 2021 was subsequently repaid in 2022.
Amounts due to related parties as of December 31, 2022 amounted to RMB 151,736, include payables for purchases of goods and other services of RMB 146,736 and an interest-free loan of RM
B
 5,000
from Shanxi Shan Shan Outlets, which was an equity method investment, for operating use.